INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

As of December 31, 2024 and 2023, inventories consisted of the following:

	As of
	December 31,2024	December 31,2023
Finished goods(1)	$5,018,907	$3,287,637
Raw materials(2)	3,573,860	2,426,168
WIP(3)	-	23,976
Total Inventory	$8,592,767	$5,737,781

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

(3)	Work-in-process includes cost incurred to build prototypes with customized software.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the years ended December 31, 2024 and 2023.